NATURE OF THE BUSINESS	6 Months Ended	12 Months Ended
	Mar. 31, 2026	Sep. 30, 2025
NATURE OF THE BUSINESS
NATURE OF THE BUSINESS

NOTE A — NATURE OF THE BUSINESS

BNB Plus Corp. (formerly Applied DNA Sciences, Inc.) (the “Company”) is a digital asset treasury company that has adopted BNB, the native cryptocurrency of the Binance blockchain ecosystem as its primary reserve asset. By using proceeds from financings, as well as potential cashflow from the Company’s operations, the Company seeks to strategically accumulate BNB and utilize the accumulated BNB as a productive treasury asset to produce yield via Binance native and other decentralized (“DEFi”) finance opportunities (“BNB Strategy”).  The Company’s digital asset, as well as its investment in digital asset trust, comprises the Company’s digital asset treasury, or “DAT”.

In addition, via the Company’s LineaRx, Inc. subsidiary (“LineaRx”), it is commercializing proprietary nucleic acid production solutions for the biopharmaceutical and diagnostics markets. The Company’s nucleic acid production solutions enable cell-free manufacturing of deoxyribonucleic acid (“DNA”) and ribonucleic acid (“RNA”), which are essential components for a new generation of advanced biotherapeutics, such as gene therapies, adoptive cell therapies, messenger RNA therapeutics and DNA vaccines, as well as diagnostic applications.

Historically, the Company has operated in two additional business markets: (i) the manufacture and detection of DNA for industrial supply chains and security services (“DNA Tagging and Security Products and Services”), which the Company is in the process of winding down; and (ii) the detection of DNA and RNA in molecular diagnostics and genetic testing services (“MDx Testing Services”), which the Company exited on June 30, 2025.

On September 16, 2002, the Company was incorporated under the laws of the State of Nevada. Effective December 2008, the Company reincorporated from the State of Nevada to the State of Delaware.

Company Restructuring and Stock Splits

On October 6, 2025, the Company’s Board of Directors authorized, and its officers implemented, a restructuring plan pursuant to which the Company reduced overall operating expenses to focus resources on its BNB Strategy. The restructuring plan included a reduction of the Company’s workforce by sixteen (16) employees, or approximately 60%. The Company incurred aggregate pre-tax charges in connection with the reduction-in-force, primarily consisting of severance payments, employee benefits, and related costs. The reduction-in-force was substantially completed by December 31, 2025 and associated charges of approximately $233 thousand and $1.4 million were recorded in the three and six months ended March 31, 2026, respectively.

On March 13, 2025, the Company filed with the Secretary of State of the State of Delaware a Certificate of Amendment of its Certificate of Incorporation that effected a one-for-fifty (1:50) reverse stock split of its common stock, effective at 12:01 a.m. Eastern Time on March 14, 2025 (the “March 2025 Reverse Split”). In addition, on June 1, 2025, the Company filed with the Secretary of State of the State of Delaware a Certificate of Amendment of its Certificate of Incorporation that effected a one-for-fifteen (1:15) reverse stock split of its common stock effective at 12:01 a.m. Eastern Time on June 2, 2025 (the “June 2025 Reverse Split”) (collectively the “2025 Reverse Splits”).

All warrant, option, share, and per share information in these financial statements gives retroactive effect to the 2025 Reverse Splits.

NOTE A – NATURE OF THE BUSINESS

BNB Plus Corp. (formerly Applied DNA Sciences, Inc.) is a digital asset treasury (“DAT”) company that has adopted BNB, the native cryptocurrency of the Binance blockchain ecosystem as its primary reserve asset. By using proceeds from financings, as well as potential cashflow from the Company’s operations, the Company seeks to strategically accumulate BNB and utilize the accumulated BNB as a productive treasury asset to produce yield via Binance native and other decentralized (DEFi) finance opportunities (“BNB Strategy”).

In addition, via the Company’s LineaRx, Inc. subsidiary (“LineaRx”), it is commercializing proprietary nucleic acid production solutions for the biopharmaceutical and diagnostics markets. The Company’s nucleic acid production solutions enable cell-free manufacturing of deoxyribonucleic acid (“DNA”) and ribonucleic acid (“RNA”), which are essential components for a new generation of advanced biotherapeutics, such as gene therapies, adoptive cell therapies, messenger RNA therapeutics and DNA vaccines, as well as diagnostic applications.

Historically, the Company has operated in two additional business markets: (i) the manufacture and detection of DNA for industrial supply chains and security services (“DNA Tagging and Security Products and Services”), which the Company is in the process of winding down; and (ii) the detection of DNA and RNA in molecular diagnostics and genetic testing services (“MDx Testing Services”), which the Company exited on June 30, 2025.

On September 16, 2002, the Company was incorporated under the laws of the State of Nevada. Effective December 2008, the Company reincorporated from the State of Nevada to the State of Delaware.

Company Restructuring and Stock Splits

On February 13, 2025, the Company announced its exit from its DNA Tagging and Security Products and Services business operations and completion of a workforce reduction of approximately 20% of the Company’s total headcount as of such date related primarily to employees within such segment.

Further, on June 27, 2025, the Company announced a strategic restructuring and realignment of resources to focus exclusively on its synthetic DNA manufacturing business, LineaRx. As part of the actions undertaken, the Company implemented a workforce reduction of approximately 27% of headcount as of June 27, 2025 and ceased operations at Applied DNA Clinical Labs (“ADCL”), a business that provided molecular and genetic testing services, effective June 27, 2025.

On October 6, 2025, the Company’s Board of directors authorized, and its officers implemented, a further restructuring plan pursuant to which the Company reduced overall operating expenses to focus resources on its BNB Strategy. The restructuring plan includes a reduction of the Company’s workforce as of September 30, 2025 by sixteen (16) employees, or approximately 60%. We will incur aggregate pre-tax charges of approximately $1.4 million in connection with the reduction-in-force, primarily consisting of severance payments, employee benefits, and related costs. The reduction-in-force was substantially completed by October 31, 2025 and the associated charges will be recorded in the first quarter of fiscal 2026.

Since initiating the Company’s restructurings in January 2025, the Company has cumulatively reduced headcount by a total of 72% for a projected 70% total reduction in payroll expenses as compared to the fiscal year ended September 30, 2024.

On March 13, 2025, the Company filed with the Secretary of State of the State of Delaware a Certificate of Amendment of its Certificate of Incorporation that effected a one-for-fifty (1:50) reverse stock split of its common stock, effective at 12:01 a.m. Eastern Time on March 14, 2025 (the “March 2025 Reverse Split”). In addition, on June 1, 2025, the Company filed with the Secretary of State of the State of Delaware a Certificate of Amendment of its Certificate of Incorporation that effected a one-for-fifteen (1:15) reverse stock split of its common stock effective at 12:01 a.m. Eastern Time on June 2, 2025 (the “June 2025 Reverse Split”) (collectively the “2025 Reverse Splits”).

All warrant, option, share, and per share information in the Form 10-K gives retroactive effect to the 2025 Reverse Splits. Please see Note H for more information.